Revenue and other operating income (Tables)	6 Months Ended
Jun. 30, 2025
Revenue and other operating income
Schedule of revenue

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
In-game purchases	206,672	197,807	114,438	99,190
Advertising	10,253	14,948	5,470	6,634
Licensing	9	—	3	—
Total	216,934	212,755	119,911	105,824

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
US	73,801	72,277	40,392	36,740
Europe	68,932	61,740	38,502	30,998
Asia	42,722	47,572	23,243	22,660
Other	31,479	31,166	17,774	15,426
Total	216,934	212,755	119,911	105,824